SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

21. SUBSEQUENT EVENTS

The Group has reviewed its subsequent events through May 12, 2023, the date these consolidated financial statements were issued and has determined that other than the following paragraphs and the matters discussed in Notes 20 and 21, no material subsequent events have occurred that require recognition in or disclosure in to the consolidated financial statements.

Our depositary bank may reimburse us for certain expenses incurred by us in respect of the ADR program, by making available a portion of the ADS fees charged in respect of the ADR program or otherwise, upon such terms and conditions as we and the depositary bank agree from time to time. In 2022, we received approximately US$[1.3] million, net of applicable taxes as reimbursement from the depositary. In January 2023, we returned reimbursement of approximately US$2.8 million to the depositary in relation to the implementation of ADS ratio change.